Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payments
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09

Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Weighted average fair value at grant date	Weighted average intrinsic value per option	Aggregate intrinsic value
		US$		US$	US$	US$
As of January 1, 2015	3,404,909	1.26	6.77 years
Exercised	(956,587)	1.04	5.45 years
Forfeited	(11,451)	2.29	5.96 years

Outstanding as of December 31, 2015	2,436,871	1.33	5.89 years

Exercised	(560,930)	1.53	4.61 years
Forfeited	(3,000)	2.50	4.92 years

Outstanding as of December 31, 2016	1,872,941	0.78	4.97 years

Granted	1,320,000	68.35	4.00 years
Exercised	(454,708)	1.95	3.75 years

Outstanding as of December 31, 2017	2,738,233	33.50	4.14 years

Non vested as of December 31, 2017	1,320,000
Options vested and expected to vest as of December 31, 2017	2,738,233	33.50	4.14 years	14.37	25.10	68,736,869
Exercisable as of December 31, 2017	1,418,233	1.06	4.27 years	4.39	57.54	81,606,856

Schedule of non-vested shares movement

Non-vested shares outstanding
Outstanding as of January 1, 2016	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)

Outstanding as of December 31, 2016	2,419,865
Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)

Outstanding as of December 31, 2017	3,930,258

Schedule of share-based compensation expenses

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Fulfillment expenses	(18,665)	(38,428)	(73,235)
Marketing expenses	(19,938)	(38,459)	(40,364)
Technology and content expenses	(126,274)	(183,122)	(206,073)
General and administrative expenses	(138,064)	(215,644)	(347,426)

	(302,941)	(475,653)	(667,098)